Basis of Presentation and Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Millions					1 Months Ended	3 Months Ended	12 Months Ended			18 Months Ended
	Jul. 30, 2019 USD ($) $ / shares	Jul. 01, 2019 USD ($)	Jan. 01, 2019 USD ($) Accounting_standard	Dec. 22, 2016 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Operating_Segment	Dec. 31, 2018 USD ($) Operating_Segment	Dec. 31, 2017 USD ($)	Jul. 02, 2019 USD ($)	Jun. 28, 2020	Feb. 03, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of operating segments | Operating_Segment							3	2
Number of accounting standards adopted | Accounting_standard			4
Cash payments for acquisition, net of cash acquired							$ 10,861	$ 0	$ 1,000
ROU assets						$ 1,313	1,313
Lease liabilities (long-term)						1,048	1,048
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns						5,689	5,689	5,426
Advertising expense							2,600	3,100	3,100
Variable lease cost							328
Array [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares	$ 48
Payments to acquire businesses, cash portion	$ 11,200
Cash payments for acquisition, net of cash acquired	$ 10,900
AstraZeneca [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire businesses, cash portion				$ 555					605
Consideration transferred				$ 1,000
ICU Medical [Member] | Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received for disposition												$ 900
Revenue [Member] | Top Eight Products [Member] | Product Concentration Risk [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Concentration risk, amount							$ 1,000
Concentration risk, percentage							49.00%
Revenue [Member] | Top Nine Products [Member] | Product Concentration Risk [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Concentration risk, amount									$ 1,000
Concentration risk, percentage									46.00%
Revenue [Member] | Top Ten Products [Member] | Product Concentration Risk [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Concentration risk, amount								$ 1,000
Concentration risk, percentage								51.00%
Accounting Standards Update 2016-02 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
ROU assets			$ 1,400
Lease liabilities (long-term)			1,400
Cumulative effect on retained earnings, before tax			30
Cumulative effect on retained earnings, net of tax			$ 20
Research and Development Expense [Member] | Akcea And Ionis [Member] | Licensing Agreements [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment for licensing arrangement					$ 250	$ 250
Therachon Asset Acquisition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront payment		$ 340
Maximum potential milestone payments		$ 470
Fair value of consideration transferred										$ 322
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating lease term						1 year	1 year
Operating lease term, option to extend							5 years
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating lease term						30 years	30 years
Operating lease term, option to extend							10 years
Forecast [Member] | Upjohn And Mylan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent											57.00%
Forecast [Member] | Mylan [Member] | Upjohn And Mylan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners											43.00%